Related party transactions and balances	12 Months Ended
Dec. 31, 2021
Related party transactions and balances
Related party transactions and balances
7	Related party transactions and balances

Directors and officers are eligible to participate in the Company’s long-term incentive plans. During the year ended December 31, 2021, the Company issued nil (2020 – 140,000) stock options to directors and officers of the Company (note 8(c)).

During the year ended December 31, 2021, the Company issued 16,557 DSUs (2020 – nil) to directors in lieu of director fees. The directors’ DSUs vest fully after one year.

During the year ended December 31, 2021, the Company issued 432,286 (2020 – 847,475) RSUs to officers of the Company in lieu of cash bonuses. The officers’ RSUs vest fully over a period of 18 to 36 months.

•	Transactions with executive personnel

The key management personnel of the Company are the officers and the directors. The remuneration of executive personnel during the years ended December 31, 2021 and 2020 was as follows:

	2021	2020
	$	$
Executive compensation and benefits	1,418,101	1,034,500
Share-based compensation	588,925	343,960

	2,007,026	1,378,460